FORM 13F COVER PAGE

"December 31, 2012"

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, February 8, 2012"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 64
"Form 13F Information Table Value Total: $2,166,590 (thou)"

FORM 13F INFORMATION TABLE

AMERICAN INTL GROUP	W EXP 2021	026874156	149.71	10678	SH		SOLE		10678
ANNALY CAP MGMT INC	COM	035710409	29377.48	2015135	SH		SOLE		2015135
APPLE INC	COM	037833100	783.85	1437	SH		SOLE		1437
ARCH CAP GROUP LTD	ORD	G0450A105	650.14	14610	SH		SOLE		14610
AVON PRODS INC	COM	054303102	1097.93	70000	SH		SOLE		70000
BANCORP INC DEL	COM	05969A105	1523.54	138403	SH		SOLE		138403
BARRICK GOLD CORP	COM	067901108	55861.65	1608142	SH		SOLE		1608142
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	7344.91	52	SH		SOLE		52
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	1567.74	16650	SH		SOLE		16650
BANK OF AMERICA CORP	WEXP10/28/201	060505153	27.38	33000	SH		SOLE		33000
BANK OF NY MELLON	COM	064058100	2674.81	100000	SH		SOLE		100000
CADIZ INC	COM NEW	127537207	81.72	10000	SH		SOLE		10000
CAREFUSION CORP	COM	14170T101	2047.67	70000	SH		SOLE		70000
CHIMERA INVT CORP	COM	16934Q109	30409.93	11221586	SH		SOLE		11221586
CISCO SYS INC	COM	17275R102	123327.54	5994761	SH		SOLE		5994761
CLEAN DIESEL TECH	COM PAR	18449C401	236.23	104390	SH		SOLE		104390
COCA COLA CO	COM	191216100	209.42	5540	SH		SOLE		5540
COWEN GROUP INC NEW	CL A	223622101	1922.19	753920	SH		SOLE		753920
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	1765.87	38669	SH		SOLE		38669
DRDGOLD LIMITED	SPON ADR NEW	26152H301	272.32	34015	SH		SOLE		34015
EXXON MOBIL CORP	COM	30231G102	231.5	2600	SH		SOLE		2600
Gold Fields Ltd	SPONS ADR	38059T106	65520.82	5417539	SH		SOLE		5417539
GOOGLE INC	CL A	38259P508	119273.04	163888	SH		SOLE		163888
HARMONY GOLD MNG LTD	SPONS ADR	413216300	254.2	30000	SH		SOLE		30000
IAMGOLD CORP	COM	450913108	4143.66	370000	SH		SOLE		370000
INTERNATIONAL BUSINESS MACHS	COM	459200101	245.4	1250	SH		SOLE		1250
JOHNSON & JOHNSON	COM	478160104	482012.8	6778251	SH		SOLE		6778251
JPMORGAN CHASE & CO	COM	46625H100	323760.99	7220147	SH		SOLE		7220147
KINROSS GOLD CORP	COM NO PAR	496902404	3183.89	335000	SH		SOLE		335000
KKR FINANCIAL HLDGS LLC	COM	48248A306	496.54	31800	SH		SOLE		31800
KOREA ELECTRIC PWR	SPONSORED ADR	500631106	622.09	42120	SH		SOLE		42120
KROGER CO	COM	501044101	98950.02	3727366	SH		SOLE		3727366
M & T BK CORP	COM	55261F104	29966.62	294666	SH		SOLE		294666
MARKET VECTORS ETF	JR GOLD MIN	57060U589	9412.73	469941	SH		SOLE		469941
MARSH & MCLENNAN COS INC	COM	571748102	356.36	9985	SH		SOLE		9985
MARTIN MARIETTA MATLS INC	COM	573284106	1462.54	15000	SH		SOLE		15000
MCDONALDS CORP	COM	580135101	1066.59	11700	SH		SOLE		11700
MEDTRONIC INC	COM	585055106	1631.88	38200	SH		SOLE		38200
MERCK & CO INC NEW	COM	58933Y105	91772.41	2154356	SH		SOLE		2154356
MICROSOFT CORP	COM	594918104	119686.72	4362315	SH		SOLE		4362315
MSC INDL DIRECT INC	CL A	553530106	2370.52	30200	SH		SOLE		30200
NEWMONT MINING CORP	COM	651639106	128159.25	2793529	SH		SOLE		2793529
NORTHERN TR CORP	COM	665859104	1822.91	35000	SH		SOLE		35000
NOVARTIS A G	SPONSORED ADR	66987V109	2123.72	33159	SH		SOLE		33159
PEPSICO INC	COM	713448108	2231.81	32000	SH		SOLE		32000
PFIZER INC	COM	717081103	653.1	25135	SH		SOLE		25135
PHILIP MORRIS INTL INC	COM	718172109	396.34	4590	SH		SOLE		4590
PROCERA NETWORKS INC	COM NEW	74269U203	1921.14	110000	SH		SOLE		110000
PROTO LABS INC	COM	743713109	1562.54	40000	SH		SOLE		40000
RACKSPACE HOSTING 	COM	750086100	1364.38	18000	SH		SOLE		18000

REDWOOD TR INC	COM	758075402	633.61	35825	SH		SOLE		35825
REPUBLIC SVCS INC	COM	760759100	1196.24	40000	SH		SOLE		40000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	427.97	6000	SH		SOLE		6000
RYLAND GROUP INC	COM	783764103	1605.99	43000	SH		SOLE		43000
SAIC INC	COM	78390X101	1163.16	100000	SH		SOLE		100000
SOURCEFIRE INC	COM	83616T108	1402.3	30350	SH		SOLE		30350
TEXAS INSTRS INC	COM	882508104	148065.81	4612878	SH		SOLE		4612878
UNITED TECHNOLOGIES CORP	COM	913017109	240.35	2835	SH		SOLE		2835
BANCORP DEL	COM NEW	902973304	830.91	25385	SH		SOLE		25385
VIACOM INC NEW	CL B	92553P201	78699.51	1385069	SH		SOLE		1385069
VODAFONE GROUP	SPONS ADR NEW	92857W209	284.83	11187	SH		SOLE		11187
WAL MART STORES INC	COM	931142103	170179.85	2461195	SH		SOLE		2461195
WESTERN UN CO	COM	959802109	884.18	65000	SH		SOLE		65000
YAHOO INC	COM	984332106	2986.34	150000	SH		SOLE		150000